Line of Credit (Details Narrative) - USD ($)	Dec. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Line Of Credit
Line of credit outstanding		$ 3,500,000	$ 3,500,000
Line of credit extended maturity date	Jan. 31, 2022
Waiver for debt covenants extended date	Jan. 31, 2022